Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 15, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 243,991	$ 754,893
Cash equivalents	0	0
Cash FDIC insured amount	250,000	250,000
Deferred underwriting fees	4,025,000	4,025,000
Fair value in excess of consideration paid with respect to the Founder Shares sold to the anchor investor	5,062,500	5,062,500
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Founder Shares [Member]
Property, Plant and Equipment [Line Items]
Lock Up period for shares	180 days	180 days
Public Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of warrants to purchase shares issued	11,500,000	11,500,000
Private Placement Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of warrants to purchase shares issued	2,865,000	2,865,000
Common Class A [Member]
Property, Plant and Equipment [Line Items]
Number of warrants to purchase shares issued	14,365,000	14,365,000
Class B Ordinary Shares [Member]
Property, Plant and Equipment [Line Items]
Forfeiture shares	375,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Net proceeds from IPO	$ 11,883,987	$ 11,883,987
Underwriting commissions and fair value of representative shares	1,150,000	1,150,000
Equity Impact Of Fair Value Of Representative Shares	1,092,380	1,092,380
Offering costs	554,107	554,107
Offering costs charged to temporary equity	11,284,247	11,284,247
Offering costs charged to equity	$ 599,740	$ 599,740
Ordinary shares sold	11,500,000	11,500,000
Threshold months for complete initial Business Combination	12 months	12 months
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Threshold months for complete initial Business Combination	21 months	21 months
IPO [Member] | Public Warrants [Member]
Property, Plant and Equipment [Line Items]
Cash			$ 115,000,000
IPO [Member] | Class A Common Stock Subject to Redemption | Hutton And Or Its Designees [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares sold	115,000	115,000